Convertible Notes and Note Payable (Details) - Schedule of company’s debt balances - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Notes and Note Payable (Details) - Schedule of company’s debt balances [Line Items]
Unamortized loan discount	$ (327)	$ (657)
Total	30,198	29,868
Unamortized debt issuance cost recorded as an asset	566	1,132
Convertible notes, current portion	30,525	30,525
SVB [Member]
Convertible Notes and Note Payable (Details) - Schedule of company’s debt balances [Line Items]
Note payable, current portion	31,050	31,050
Unamortized loan discount	(240)	(1,086)
Carrying value	30,810	29,964
SNAP [Member]
Convertible Notes and Note Payable (Details) - Schedule of company’s debt balances [Line Items]
Unamortized loan discount	(327)	(657)
Total	14,673	14,343
Unamortized debt issuance cost recorded as an asset
Convertible notes, current portion	15,000	15,000
SCI [Member]
Convertible Notes and Note Payable (Details) - Schedule of company’s debt balances [Line Items]
Unamortized loan discount
Total	15,525	15,525
Unamortized debt issuance cost recorded as an asset	566	1,132
Convertible notes, current portion	$ 15,525	$ 15,525